Related parties - Key management (Details) R$ in Millions	3 Months Ended
	Mar. 31, 2018 BRL (R$) item	Mar. 31, 2017 BRL (R$)
Transactions between related parties
Salaries and wages	R$ 4.0	R$ 3.7
Share-based compensation and restricted share units plans	6.0	3.6
Total compensation	R$ 10.0	R$ 7.3
Executive officers
Transactions between related parties
Number of related parties to whom guarantees granted by entity | item	3